NOTE 7 (Details) (USD $)	9 Months Ended		12 Months Ended					92 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2013
Warrants Reclassified to Derivative Liabilties							3,572,714
Cumulative effect of adoption of ASC 815							$ 1,676,633
Gain (loss) on derivative liability	0	(3,926)	(3,926)	(8,154)				(998,403)
Warrants Issued Attached to Preferred Stock				1,313,533	1,704,884	676,775	953,370
Convertible Preferred Stock				1,116	1,449	575	810
Additional Warrants Issued as Stock Offering				757,223	1,022,931	391,353	286,011
Derivative Liability, Fair Value, Gross Liability				301,800	2,184,753	852,346	988,552
Mandatorily Redeemable Preferred Stock, Fair Value Disclosure			0	3,182,380				0
Warrants Fair Value			0	2,504,879				0
Gain (loss) on derivative liability	0	3,926	3,926	8,154				998,403
Deficit Accumulated During the Development Stage
Cumulative effect of adoption of ASC 815							$ 43,808
Minimum
Investment Warrants, Exercise Price			$ 0.85
Maximum
Investment Warrants, Exercise Price			$ 1.27